Note 18 - Related Party Transactions (Details Textual) $ / shares in Units, $ in Thousands, $ in Millions	May 27, 2022 USD ($) shares	Apr. 20, 2022 AUD ($) $ / shares shares	Dec. 31, 2022	May 27, 2022 $ / shares
Entitlement Offer, Value | $		$ 20
Entitlement Offer, Existing CDIs Per New CDI Issued		6.85
Stock Issued During Period, Shares, New Issues | shares	25,900,000
Proceeds from Issuance of Common Stock | $	$ 19,940
Viburnum Funds Pty Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares	1,000,000	3,840,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period		3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price (in AUD per Share)				$ 0.20
Viburnum Funds Pty Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award Options Grants in Period Weighted Average Exercise Price Percent of Share Price		120.00%
Granted (in dollars per share)		$ 0.92
Viburnum Funds Pty Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award Options Grants in Period Weighted Average Exercise Price Percent of Share Price		130.00%
Granted (in dollars per share)		$ 1.00
Non-executive Chairman of the Company [Member]
Related Party Transaction, Ownership Percentage of the Company			26.00%